SEGMENTS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 5,045	$ 4,924	$ 10,046	$ 9,825
Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,515	2,405	4,913	4,733
Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,027	2,051	4,141	4,103
Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	503	468	992	989
Segment Geographical Groups Of Countries Group One [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,068	967	2,116	1,860
Segment Geographical Groups Of Countries Group One [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,419	1,497	2,949	2,977
Segment Geographical Groups Of Countries Group One [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	50	58	101	126
Segment Geographical Groups Of Countries Group Two [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	814	827	1,632	1,676
Segment Geographical Groups Of Countries Group Two [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	501	443	983	891
Segment Geographical Groups Of Countries Group Two [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	206	187	413	384
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	633	611	1,165	1,197
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	107	111	209	235
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 247	$ 223	$ 478	$ 479